PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 7 — PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consist of the following:

	December 31,	December 31,
	2023	2022
Buildings, including buildings held for lease	4,916,481	4,321,283
Facilities attached to buildings	326,530	340,375
Machinery and equipment	29,598	16,637
Vehicles	10,379	24,377
Tools, furniture and fixture	527,987	181,463
Land	6,703,125	5,813,137
Software	145,203	141,023
Subtotal	12,659,303	10,838,295
Less: accumulated depreciation	(757,985)	(607,238)
Less: accumulated impairment	(11,617)	-
Property, plant and equipment, net	11,889,701	10,231,057

Substantially all of buildings consist of buildings held for lease. Certain buildings held for lease were pledged to secure the Company’s loans, see Note 10.

Depreciation expense was JPY190,153, JPY160,829 and JPY149,299 for the years ended December 31, 2023, 2022 and 2021, respectively.